Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 905	£ 1,064
Tax calculated at a tax rate of 19% (H117: 19.25%)	172	205
Bank surcharge on profits	64	77
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	13	18
Non-deductible conduct remediation	(2)	16
Net disallowable items and non-taxable income	10	12
Adjustment to prior period provisions	(6)	(10)
Tax charge	£ 256	£ 323